Statements of Changes in Net Assets Available for Benefits (Modified Cash Basis) - EBP 031 - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Investment Activity
Dividends and interest			$ 12,926,025	$ 13,565,170
Net appreciation in fair value of investments			107,688,254	77,948,062
Total investment income			120,614,279	91,513,232
Participant Loan Receivable Activity
Interest			620,766	511,045
Contributions
Employer			15,904,141	12,199,974
Participants' deferrals			28,746,938	26,701,844
Participants' rollovers			7,656,085	6,709,424
Total contributions			52,307,164	45,611,242
Increase			173,542,209	137,635,519
Deductions
Benefits paid to participants or beneficiaries			83,872,494	64,357,204
Administrative expenses			239,267	240,980
Total deductions			84,111,761	64,598,184
Net increase in net assets			89,430,448	73,037,335
Assets transferred in	$ 10,593,182	$ 196,091	0	10,789,273
Net assets available for benefits, beginning of year	$ 793,238,664	$ 709,412,056	793,238,664	709,412,056
Net assets available for benefits, end of year			$ 882,669,112	$ 793,238,664